UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2002

Institutional Investment Manager Filing this Report:

Name:		Gintel Asset Management, Inc.
Address:	6 Greenwich Office Park
		Greenwich, CT 06831

13F File Number:	     028-01327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen G. Stavrides
Title:	President
Phone:	203-622-6400
Signature, Place, and Date of Signing:

	Stephen G. Stavrides	Greenwich, Connecticut	April 10, 2002

Report Type (Check only one.):
[ X ]	13F HOLDING REPORT.
[     ]	13F NOTICE.
[     ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   none

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMSOUTH BANCORP                COM              032165102      253    11502 SH       SOLE                                      11502
ANADARKO PETE CORP COM         COM              032511107     1451    25700 SH       SOLE                    14000             11700
APACHE CORP                    COM              037411105      620    10900 SH       SOLE                                      10900
CHART INDUSTRIES               COM              16115Q100      483   230000 SH       SOLE                   230000
CHARTER ONE FINL INC COM       COM              160903100     1709    54731 SH       SOLE                                      54731
CHECKFREE CORP NEW             COM              162813109     7972   520000 SH       SOLE                   515000              5000
CHECKPOINT SYS INC             COM              162825103     4785   300000 SH       SOLE                   300000
CHEVRONTEXACO CORP COM         COM              166764100      769     8523 SH       SOLE                     8000               523
COLUMBIA SPORTSWEAR CO COM     COM              198516106      270     8050 SH       SOLE                                       8050
COMCAST CORP CL A SPL          COM              200300200      641    20150 SH       SOLE                                      20150
CONSECO                        COM              208464107    18525  5117400 SH       SOLE                  4850000            267400
CYTYC CORP COM                 COM              232946103      205     7625 SH       SOLE                                       7625
DEVON ENERGY CORP NEW COM      COM              25179M103      792    16400 SH       SOLE                     6000             10400
DU PONT E I DE NEM             COM              263534109     1697    36000 SH       SOLE                    35000              1000
EL PASO CORP COM               COM              28336L109     1429    32450 SH       SOLE                                      32450
FLEMING COS.                   COM              339130106      637    28450 SH       SOLE                                      28450
GENERAL MOTORS CORP            COM              370442105      595     9850 SH       SOLE                                       9850
IMAX CORP                      COM              45245E109     3189   680000 SH       SOLE                   650000             30000
LIBERTY MEDIA CORP NEW COM SER COM              530718105      667    52750 SH       SOLE                                      52750
MERCURY GENERAL CORP           COM              589400100     2390    51400 SH       SOLE                                      51400
MILESTONE SCIENTIFIC COM       COM              59935P100      462   700000 SH       SOLE                   700000
NATIONAL-OILWELL INC COM       COM              637071101      724    28600 SH       SOLE                                      28600
NETBANK INC COM                COM              640933107     1599    94600 SH       SOLE                    94600
NOBEL LEARNING COMMUNITIES INC COM              654889104      280    40000 SH       SOLE                    40000
PHILLIPS PETE CO COM           COM              718507106      590     9400 SH       SOLE                     9000               400
SCHERING PLOUGH CORP           COM              806605101      473    15100 SH       SOLE                                      15100
TELLABS, INC                   COM              879664100      112    10700 SH       SOLE                                      10700
TEXAS INSTRS INC COM           COM              882508104     2582    78000 SH       SOLE                    75000              3000
THERMOGENESIS CORP COM NEW     COM              883623209      237   100000 SH       SOLE                   100000
TIMBERLAND CO CL A             COM              887100105      334     7900 SH       SOLE                                       7900
UNOCAL CORP COM                COM              915289102      573    14700 SH       SOLE                                      14700
VERIZON COMMUNICATIONS COM     COM              92343V104      260     5700 SH       SOLE                                       5700
VISHAY INTERTECHNOLOGY         COM              928298108      822    40400 SH       SOLE                                      40400
WALT DISNEY COMPANY            COM              254687106     1161    50300 SH       SOLE                    50000               300
WASTE MGMT INC DEL COM         COM              94106L109      504    18500 SH       SOLE                                      18500
WYETH                          COM              983024100     1444    22000 SH       SOLE                    21000              1000